Estimated Fair Values and Carrying Amounts of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Derivative assets, gross	$ 79,844	$ 40,252	$ 34,288
Derivative liabilities, gross	(3,390)	(12,259)	(64,194)
Derivative assets (liabilities), net	76,454	27,993	(29,906)
Current derivative assets, net	55,748	12,840	1,429
Current derivative liabilities, net		(1,505)	(28,853)
Current derivative assets (liabilities), net	55,748	11,335	(27,424)
Long-term derivative assets, net	20,971	16,785
Long-term derivative liabilities, net	(265)	(127)	(2,482)
Long-term derivative assets (liabilities), net	20,706	16,658	(2,482)
Netting adjustments
Derivative [Line Items]
Derivative assets, gross	(3,125)	(10,627)	(32,859)
Derivative liabilities, gross	3,125	10,627	32,859
Natural gas | Swaps
Derivative [Line Items]
Derivative assets, gross	24,742	30,124	32,538
Derivative liabilities, gross	(1,285)		(130)
Derivative assets (liabilities), net	23,457	30,124	32,408
Natural gas | Basis protection swaps
Derivative [Line Items]
Derivative assets, gross	8		220
Derivative liabilities, gross	(2,105)	(1,268)	(5,843)
Derivative assets (liabilities), net	(2,097)	(1,268)	(5,623)
Crude oil derivatives | Swaps
Derivative [Line Items]
Derivative assets, gross	15,471	3,832	21
Derivative liabilities, gross		(9,744)	(58,221)
Derivative assets (liabilities), net	15,471	(5,912)	(58,200)
Crude oil derivatives | Costless collar
Derivative [Line Items]
Derivative assets, gross	39,623	6,296	1,509
Derivative liabilities, gross		(1,247)
Derivative assets (liabilities), net	$ 39,623	$ 5,049	$ 1,509